Segment Reporting (Details) - Schedule of Major Suppliers Purchases - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers	$ 78,902,955	$ 53,168,205	$ 1,430,207
Supplier A [Member]
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers			354,710
Supplier B [Member]
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers			$ 483,879
Supplier C [Member]
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers		9,586,155
Supplier D [Member]
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers	10,562,686	$ 15,551,014
Supplier E [Member]
Schedule of Major Suppliers Purchases [Abstract]
Major suppliers	$ 15,496,731